Interest Expense (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Other Income and Expenses [Abstract]
Interest expense, gross	$ 12.8	$ 11.7	$ 25.9	$ 22.1
Capitalized interest on newbuildings	0.0	(0.7)	0.0	(1.9)
Interest expense, net	$ 12.8	$ 11.0	$ 25.9	$ 20.2